Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2018
Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
Useful life
Leasehold improvement	The shorter of lease terms or the estimated useful lives
Machinery equipment	5–10 years
Transportation vehicles	5 years
Office equipment and furniture	5 years